Financial risk management - Disclosure of offsetting of financial assets and financial liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets
Gross carrying amounts	£ 429	£ 587
Gross amounts offset	0	0
Net amount presented in statement of financial position	429	587
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(232)	(144)
Cash collateral received/ pledged	(76)	(105)
Net amount	121	338
Liabilities
Gross carrying amounts	(1,293)	(1,013)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,293)	(1,013)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	232	144
Cash collateral received/ pledged	700	774
Net amount	(361)	(95)
Assets (Liabilities)
Gross carrying amounts	(864)	(426)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(864)	(426)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	0	0
Cash collateral received/ pledged	624	669
Net amount	(240)	243
Financing derivatives
Liabilities
Gross carrying amounts	(1,119)	(991)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,119)	(991)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	204	136
Cash collateral received/ pledged	681	771
Net amount	(234)	(84)
Commodity contract derivatives
Liabilities
Gross carrying amounts	(174)	(22)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(174)	(22)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	28	8
Cash collateral received/ pledged	19	3
Net amount	(127)	(11)
Financing derivatives
Assets
Gross carrying amounts	363	298
Gross amounts offset	0	0
Net amount presented in statement of financial position	363	298
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(204)	(136)
Cash collateral received/ pledged	(76)	(55)
Net amount	83	107
Commodity contract derivatives
Assets
Gross carrying amounts	66	289
Gross amounts offset	0	0
Net amount presented in statement of financial position	66	289
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(28)	(8)
Cash collateral received/ pledged	0	(50)
Net amount	£ 38	£ 231